NET REVENUES - Summary of Net Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 7,145,768	€ 6,676,668	€ 5,970,146
Cars and spare parts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	6,005,243	5,727,688	5,119,181
Sponsorship, commercial and brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	819,551	669,776	571,759
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 320,974	€ 279,204	€ 279,206